Common Stock - Additional Information (Detail) - $ / shares	Dec. 31, 2025	May 15, 2025	Dec. 31, 2024	Dec. 27, 2024
Class of Stock [Line Items]
Common Stock, Par or Stated Value Per Share		$ 10
ColdQuanta, Inc. dba Infleqtion [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized	573,000,000		573,000,000	573,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001		$ 0.0001	$ 0.0001